Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Vacation, convalescence and bonus accruals	$ 1,459	$ 1,407
Employees and payroll related	347	279
Short term operating lease liabilities	264	235
Accrued expenses and other	716	925
Accrued expenses and other liabilities, total	$ 2,786	$ 2,846